ADOPTION OF NEW AND REVISED STANDARDS AND INTERPRETATIONS (Tables)	12 Months Ended
Dec. 31, 2023
ADOPTION OF NEW AND REVISED STANDARDS AND INTERPRETATIONS
Schedule of issued but not yet effective standards and interpretations

Standard or Interpretation	Description	Effective date for annual accounting period beginning on or after
IFRS S1	General Requirements for Disclosure of Sustainability-related Financial Information	1 January 2024
IFRS S2	Climate-related Disclosures	1 January 2024
IAS 1 (Amendments)	Classification of Liabilities as Current and Non-current	1 January 2024
IAS 1 (Amendments)	Presentation of Non-current Liabilities with Covenants	1 January 2024
IAS 7 and IFRS 7 (Amendments)	Disclosure on Supplier Finance Arrangements	January 2024